SHARE-BASED COMPENSATION - Compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Total.	$ 8,987	$ 3,823	$ 1,483
2019 Plan
SHARE-BASED COMPENSATION
Total unrecognized employee share-based compensation expense	$ 0
Recognized over a weighted-average period	0 years
2020 Plan
SHARE-BASED COMPENSATION
Total unrecognized employee share-based compensation expense	$ 2,634
Recognized over a weighted-average period	2 years 6 months
2022 performance incentive plan
SHARE-BASED COMPENSATION
Total unrecognized employee share-based compensation expense	$ 20,959
Recognized over a weighted-average period	1 year 11 months 19 days
Research and development
SHARE-BASED COMPENSATION
Total.	$ 3,775	1,716	818
General and administrative
SHARE-BASED COMPENSATION
Total.	$ 5,212	$ 2,107	$ 665